Borrowings - Narrative (Details) $ in Thousands		1 Months Ended				12 Months Ended			49 Months Ended
	Apr. 04, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 TWD ($)	Jan. 31, 2021 USD ($) instanceOfFailureToMeetCovenants	Mar. 31, 2019 TWD ($) instanceOfFailureToMeetCovenants	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Jul. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 528,167				$ 528,167	$ 558,208
Proceeds from mergers and PIPE investments	$ 344,757
Borrowings		$ 381,174				381,174	434,317
Modification loss on bank loans						900	$ 0	$ 0
2019 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term					5 years
Notional amount					$ 7,200,000
Covenant, minimum liquidity ratio			1		1
Covenant, maximum debt ratio when net profit margin is lower than 0%			4		3.50
Covenant, maximum debt ratio when net profit margin is higher than 0%			4.50		4
Liquidity ratio (lower than)							1
Debt ratio (higher than)							4
Number of consecutive covenant failures that will not be deemed a breach of the loan agreement | instanceOfFailureToMeetCovenants					2
2022 Syndicated Loan
Disclosure of detailed information about borrowings [line items]
Borrowing term			5 years
Notional amount			$ 10,700,000
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowing term		4 years 9 months 29 days		2 years
Notional amount				$ 200,000
Covenant, minimum liquidity ratio		1		1
Covenant, maximum debt ratio when net profit margin is lower than 0%		4		3.50
Covenant, maximum debt ratio when net profit margin is higher than 0%		4.50		4
Liquidity ratio (lower than)							1
Debt ratio (higher than)							4
Number of consecutive covenant failures that will not be deemed a breach of the loan agreement | instanceOfFailureToMeetCovenants				2
Borrowings		$ 111,611				111,611	$ 87,608			$ 3,975,000
Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 100,000
Borrowings		$ 0				$ 0	$ 100,000
Covenant, minimum net asset value									$ 100,000